Financial Statement Components - Summary of Other Long-Term Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Deferred expenses associated with financing activities	$ 461		$ 1,485
Other prepaid expenses, net of current portion	1,363	$ 1,389
Other	485	500	622
Other long-term assets	$ 2,309	$ 1,889	$ 2,107